INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS - Reconciliation of Adjusted Operating income to Net Income (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
Reconciliation between adjusted operating income and net income
Total adjusted EBITDA	₽ 96,970	$ 1,081.1	₽ 64,142	₽ 32,143
Less: depreciation and amortization	(39,952)	(445.5)	(30,874)	(24,111)
Less: certain share-based compensation expense	(20,541)	(229.0)	(17,319)	(20,829)
Less: one-off restructuring cost	(477)	(5.2)		(9)
Less: compensation expense (reversal of expense) related to contingent consideration			27	(471)
Add: gain on restructuring of convertible debt			9,305
Add: interest income	5,637	62.9	4,723	4,615
Less: interest expense	(10,863)	(121.1)	(3,396)	(3,711)
Income/(loss) from equity method investments	(1,602)	(17.9)	(929)	6,367
Add: other income/(loss), net	21,514	239.8	9,359	(1,217)
Less: impairment of goodwill and other intangible assets	(7,539)	(84.0)	(2,740)
Income/(loss) before income tax expense	43,147	481.1	70,349	(7,223)
Sale of News and Zen
Reconciliation between adjusted operating income and net income
Effect of the News and Zen deconsolidation			38,051
Operating Segments
Reconciliation between adjusted operating income and net income
Total adjusted EBITDA	₽ 95,912	$ 1,069.3	₽ 64,277	₽ 31,795